Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Revolving Line of Credit Borrowings	Borrowings under the revolving line of credit consist of the following (in thousands):

	December 31,
	2012	2013
Second Loan Agreement—revolving line of credit	$10,000	$—

Schedule of Outstanding Borrowings

Outstanding borrowings under our debt agreements consist of the following (in thousands):

December 31,
2012
Second Loan Agreement—equipment facility	$132
Second Loan Agreement—growth capital facility	1,832
Second Loan Agreement—term loan	183

2,147
Less current portion	(1,231)

Total	$916